Fair value measurements - Items Other Than Those Recognized at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Short-term investments	$ 249,984	$ 519,755
Held-to-maturity investments	1,377,354	1,046,828
Other real estate owned	9,127	14,199
Carrying amount | Nonrecurring | Level 1
Financial assets
Cash due from banks	1,535,138	2,101,651
Short-term investments	249,984	519,755
Carrying amount | Nonrecurring | Level 2
Financial assets
Securities purchased under agreement to resell	178,769	148,813
Held-to-maturity investments	1,381,955	1,061,103
Loans, net of allowance for credit losses	3,776,862	3,570,478
Other real estate owned	9,127	14,199
Financial liabilities
Long-term debt	117,000	117,000
Carrying amount | Nonrecurring | Level 2 | Banks
Financial liabilities
Payable on demand	12,466	23,796
Carrying amount | Nonrecurring | Level 2 | Demand deposits | Customers
Financial liabilities
Payable on demand	7,813,654	8,169,572
Carrying amount | Nonrecurring | Level 2 | Term deposits | Customers
Financial liabilities
Payable on demand	1,710,338	1,840,281
Fair value | Nonrecurring | Level 1
Financial assets
Cash due from banks	1,535,138	2,101,651
Short-term investments	249,984	519,755
Fair value | Nonrecurring | Level 2
Financial assets
Securities purchased under agreement to resell	178,769	148,813
Held-to-maturity investments	1,377,354	1,046,828
Loans, net of allowance for credit losses	3,770,450	3,566,812
Other real estate owned	9,127	14,199
Financial liabilities
Long-term debt	118,321	117,683
Fair value | Nonrecurring | Level 2 | Banks
Financial liabilities
Payable on demand	12,466	23,796
Fair value | Nonrecurring | Level 2 | Demand deposits | Customers
Financial liabilities
Payable on demand	7,813,654	8,169,572
Fair value | Nonrecurring | Level 2 | Term deposits | Customers
Financial liabilities
Payable on demand	1,710,223	1,841,205
Appreciation / (depreciation) | Nonrecurring | Level 1
Financial assets
Cash due from banks	0	0
Short-term investments	0	0
Appreciation / (depreciation) | Nonrecurring | Level 2
Financial assets
Securities purchased under agreement to resell	0	0
Held-to-maturity investments	(4,601)	(14,275)
Loans, net of allowance for credit losses	(6,412)	(3,666)
Other real estate owned	0	0
Financial liabilities
Long-term debt	(1,321)	(683)
Appreciation / (depreciation) | Nonrecurring | Level 2 | Banks
Financial liabilities
Payable on demand	0	0
Appreciation / (depreciation) | Nonrecurring | Level 2 | Demand deposits | Customers
Financial liabilities
Payable on demand	0	0
Appreciation / (depreciation) | Nonrecurring | Level 2 | Term deposits | Customers
Financial liabilities
Payable on demand	$ 115	$ (924)